Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Government subsidies amount	$ 295,000	$ 1,400,450	$ 1,316,255
Unrecognized tax benefits		$ 278,639	258,538
Statutory tax	34.00%	34.00%
Statutory nominal rate		34.00%
Accumulated tax losses		$ 786,180	616,136
Presumed credit		582,488	548,901
Reduction and exemption		817,962	767,354
Annual global turnover exceeding		$ 750,000
Minimum effective global rate		15.00%
Unused tax credits [member]
Income Taxes [Line Items]
Unrecognized tax benefits	$ 100,000	$ 198,433	$ 186,658